Finance and investment income, finance costs and revaluation of financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Finance and Investment Income, Finance Costs and Revaluation of Financial Instruments
Finance and investment income includes:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Income from equity investments	6.8	9.3	18.3
Interest income	44.4	32.5	80.7
	51.2	41.8	99.0
Finance costs include:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Net interest expense on pension plans	1.4	1.8	3.5
Interest on other long-term employee benefits	1.4	1.8	3.9
Interest payable and similar charges	104.3	127.8	252.0
Interest expense related to lease liabilities	50.2	48.7	99.7
	157.3	180.1	359.1

Revaluation of financial instruments include:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Movements in fair value of treasury instruments	(2.0)	7.3	0.4
Premium on the early repayment of bonds	—	(32.2)	(63.4)
Revaluation of investments held at fair value through profit or loss	1.7	1.6	9.1
Revaluation of put options over non-controlling interests	26.0	(19.5)	(13.5)
Revaluation of payments due to vendors (earnout agreements)	4.3	(7.7)	(1.0)
	30.0	(50.5)	(68.4)
Note
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 1 3 .